Nature of Operations	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

Note 1- Nature of Operations

Unless the context otherwise requires, Aeries Technology, Inc. (formerly Worldwide Webb Acquisition Corp. (“WWAC”), formed in the Cayman Islands on March 5, 2021) and its subsidiaries, excluding the fintech and investing business activities, is herein referred to as the “Company”, “ATI”, the “registrant”, “us,” “we” and “our” in these consolidated financial statements. Aark Singapore Pte. Ltd., a Singapore private company limited by shares (“AARK”) and its subsidiaries, excluding the fintech and investing business activities, is herein referred to as the “Carve-out Entity”. The Company is a global provider of professional and management services and technology consulting, specializing in the establishment and management of dedicated delivery centers known as “Global Capability Centers” (“GCCs”) for portfolio companies of private equity firms and mid-market enterprises. Our engagement models are designed to provide a mix of deep vertical specialty, functional expertise, and digital systems and solutions to scale, optimize and transform a client’s business operations. The Company has subsidiaries in India, Mexico, Singapore, UAE and the United States.

Demerger and Business Combination

On March 11, 2023, WWAC entered into a Business Combination Agreement (as amended, the “Merger Agreement”) with WWAC Amalgamation Sub Pte. Ltd., a Singapore private company limited by shares and a direct wholly-owned subsidiary of WWAC (“Amalgamation Sub”), and AARK. Pursuant to the Merger Agreement, Amalgamation Sub and AARK amalgamated and continued as one company, with AARK being the surviving entity, and as a result thereof, Aeries Technology Group Business Accelerators Pvt. Ltd., an Indian private company limited by shares became an indirect subsidiary of WWAC (the “Amalgamation” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”). Following the closing of the Business Combination, WWAC changed its corporate name to Aeries Technology, Inc.

AARK was engaged in management consulting, fintech and investing business. However, only the management consulting business was subject to the Merger Agreement and therefore in connection with the Business Combination, AARK entered into a Demerger Agreement with Aarx Singapore Pte. Ltd. and their respective shareholders on March 25, 2023 to spin off the fintech business which was a part of AARK but not subject to the Merger Agreement. Subsequently, the board of directors of AARK ratified two resolutions on May 24, 2023. These resolutions effectively spun off the investing business which was part of AARK but not subject to the Merger Agreement. These transactions will collectively be referred to as “Demerger Transactions”.

Pursuant to the Merger Agreement, all AARK ordinary shares that were issued and outstanding prior to the effective time of the Amalgamation remained issued and outstanding following the Amalgamation and continued to be held by the former sole shareholder of AARK. The Company issued a Class V ordinary share to NewGen Advisors and Consultants DWC-LLC (“NewGen”). NewGen is a business associate of Mr. Raman Kumar (the “Former AARK Sole Shareholder”). NewGen has agreed to hold the Class V ordinary share to protect the interest of the Former AARK Sole Shareholder, in the event of certain extraordinary events as described in ATI’s amended and restated memorandum and articles of association, including a hostile takeover or the appointment or removal of directors at ATI level. While the Class V ordinary share does not carry any direct economic rights, it does carry voting rights equal to 1.3% which will ratchet up to 51% voting rights upon occurrence of the extraordinary events described above at the ATI level. All of the shares of Amalgamation Sub that were issued and outstanding as of the transaction date were converted into a number of newly issued AARK ordinary shares. In accordance with principles of Financial Accounting Standards Board’s Accounting Standards Codification Topic 805, Business Combinations (“ASC 805”) and based on the economic interest held by the shareholders post the transaction as well as the underlying rights, it was assessed that AARK is the accounting acquirer and WWAC is the accounting acquiree. The Business Combination closed on November 6, 2023 (“Closing Date”) and resulted in ATI owning 38.24% of the issued and outstanding shares of AARK and the Former AARK Sole Shareholder of AARK owning the balance 61.76%. Pursuant to the Business Combination, ATI has a right to appoint two out of the three directors on the board of directors of AARK and therefore has an ability to control the activities undertaken by AARK in ordinary course of business, resulting in AARK being classified as a subsidiary of ATI. Finally, the Business Combination has been accounted for as reverse recapitalization. Refer to the section “Reverse Recapitalization” below for details.

Reverse Recapitalization

As mentioned above – Demerger and Business Combination, the Business Combination was closed on November 6, 2023 and has been accounted for as a reverse recapitalization because AARK has been determined to be the accounting acquirer under ASC 805 based on the evaluation of the following facts and circumstances taken into consideration:

●	The Former AARK Sole Shareholder, who controlled AARK prior to the Business Combination, will retain a majority of the outstanding shares of ATI after giving effect to the Exchange Agreements. The Exchange Agreements are further discussed in Note 10;

●	AARK has the ability to elect a majority of the members of ATI’s governing body;

●	AARK’s executive team makes up the executive team of ATI;

●	AARK represents an operating entity (group) with operating assets, revenues, and earnings significantly larger than WWAC.

Under a reverse recapitalization, while ATI was the legal acquirer, it has been treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of pre-combination AARK issuing stock for the net assets of ATI, accompanied by a recapitalization. The net assets of ATI have been stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of pre-combination AARK and relate to the management consulting business.

Immediately following the Business Combination, there were 15,257,666 Class A ordinary shares outstanding with a par value of $0.0001. Additionally, there were 9,527,810 Private Placement Warrants (defined below) and 11,499,991 Public Warrants (defined below) outstanding with a right to purchase 21,027,801 Class A ordinary shares.

Upon closing of the Business Combination, the total number of ATI’s Class A ordinary shares issued and outstanding was 15,257,666. Further, certain Class A ordinary shareholders entered into non-redemption agreements executed on November 3, 2023 and November 5, 2023, to reverse redemptions for an aggregate of 1,652,892 Class A ordinary shares while waiving their right to receive any “Bonus Shares” issued under the Merger Agreement. In connection with the closing, holders of 2,697,052 Class A ordinary shares of ATI were redeemed at a price per share of approximately $10.69. AARK incurred approximately $3,697 in transaction costs relating to the Business Combination and recorded those costs against additional paid-in capital in the condensed consolidated balance sheet.

The number of Class A ordinary shares issued and outstanding immediately following the consummation of the Business Combination were:

Public Shareholders (Redeemable Class A ordinary shares), including Bonus Shares(1)	3,157,469
Shares held by Worldwide Webb Acquisition Sponsor, LLC (the “Sponsor”) and other initial holders(2)(3)	2,750,000
Shares held by Innovo Consultancy DMCC(4)	5,638,530
Shares held by FPA (as defined below) Holders(5)	3,711,667
Total(6)	15,257,666

(1)	Includes 87,133 Bonus Shares issued to the Company’s public shareholders and 1,024,335 “Extension Shares” issued to certain holders of Class A ordinary shares (the “Holders”) in accordance with the Non-Redemption Agreement entered into between WWAC, the Sponsor, and the Holders of Class A ordinary shares. Also includes 288,333 shares purchased by the Forward Purchase Agreement (“FPA”) holders in the open market or via redemption reversals prior to the consummation of the Business Combination.
(2)	Includes 1,500,000 Class A ordinary shares issued to the Sponsor and 1,250,000 Class A ordinary shares issued to certain anchor investors upon conversion of Class B ordinary shares concurrently with the consummation of the Business Combination. 3,000,000 Class B ordinary shares were forfeited by the Sponsor upon the consummation of the Business Combination.

(3)	Does not include (i) 1,500,000 Class B ordinary shares forfeited upon the consummation of the Business Combination, or (ii) 1,500,000 Class B ordinary shares forfeited pursuant to a Support Agreement with the Sponsor.
(4)	Includes (i) 3,000,000 Class A Shares reissued against 3,000,000 Class B Shares forfeited by the Sponsor upon consummation of the Business Combination as per (2) above, and (ii) 2,638,530 remaining Bonus Shares issued to Innovo.
(5)	Represents a new issuance of Class A ordinary shares to the Forward Purchase Agreement holders in accordance with the Forward Purchase Agreement.
(6)	Does not include 10,000 AARK ordinary shares and 655,788 Aeries Technology Group Business Accelerators Private Limited’s ordinary shares that represent noncontrolling interest in AARK. These shares will be exchangeable (together with the proportionate reduction in the voting power of the Class V ordinary share, and in the case of the exchange of all AARK ordinary shares, the forfeiture and cancellation of the Class V ordinary share) into shares in Aeries Technology, Inc. in connection with the Exchange Agreements, which is further discussed in Note 10.

As a result of the Business Combination, the Company’s Class A ordinary shares trades under the ticker symbol “AERT” and its public warrants (the “Public Warrants”) trade under the ticker symbol “AERTW” on the Nasdaq Stock Market. Prior to the consummation of the Business Combination, the Company’s Class A ordinary shares were traded on Nasdaq Stock Market under the symbol “WWAC.”

Note 1 - Nature of Operations

Aeries Technology, Inc. (formerly Worldwide Webb Acquisition Corp. (“WWAC”), formed in the Cayman Islands on March 5, 2021) and its subsidiaries, excluding the fintech and investing business activities, is herein referred to as the “Company”, “ATI”, the “registrant”, “us,” “we” and “our” in these consolidated financial statements. Aark Singapore Pte. Ltd. and its subsidiaries (“AARK”), excluding the fintech and investing business activities, is herein referred to as the “Carve-out Entity”. The Company is a global provider of professional and management services and technology consulting, specializing in the establishment and management of dedicated delivery centers known as “Global Capability Centers” (“GCCs”) for portfolio companies of private equity firms and mid-market enterprises. Our engagement models are designed to provide a mix of deep vertical specialty, functional expertise, and digital systems and solutions to scale, optimize and transform a client’s business operations. The Company has subsidiaries in India, Mexico, Singapore, UAE and the United States.

Change in Fiscal Year

On November 6, 2023, the Company’s Board of Directors approved a change in the Company’s fiscal year end from December 31 to March 31. The Company’s latest fiscal year ran from April 1, 2023, through March 31, 2024.

Demerger and Business Combination

On March 11, 2023, WWAC entered into the Business Combination Agreement (the “Merger Agreement,” and the transactions contemplated therein, the “Business Combination”), with WWAC Amalgamation Sub Pte. Ltd., a Singapore private company limited by shares and a direct wholly-owned subsidiary of WWAC (“Amalgamation Sub”), and Aark Singapore Pte. Ltd. a Singapore private company limited by shares (“AARK”) (together with WWAC and Amalgamation Sub, the “Parties” and individually, a “Party”).

AARK was engaged in management consulting, fintech and investing business. However, only the management consulting business was subject to the Merger Agreement and therefore in connection with the Business Combination, AARK entered into a Demerger Agreement with Aarx Singapore Pte. Ltd. and their respective shareholders on March 25, 2023 to spin off the fintech business which was a part of AARK but not subject to the Merger Agreement. Subsequently, the AARK Board of Directors ratified two resolutions on May 24, 2023. These resolutions effectively spun off the investing business which was part of AARK but not subject to the Merger Agreement. These transactions will collectively be referred to as “Demerger Transactions”.

Pursuant to the Merger Agreement, all AARK ordinary shares that were issued and outstanding prior to the effective time of the Business Combination remained issued and outstanding following the Business Combination and continued to be held by the Sole Shareholder (as defined below) of AARK. The Company issued a Class V ordinary share to NewGen Advisors and Consultants DWC-LLC (“NewGen”). NewGen is a business associate of Mr. Raman Kumar (“Sole Shareholder”). NewGen has agreed to hold the Class V ordinary share to protect the interest of the Sole Shareholder, in the event of certain events, including a hostile takeover or the appointment or removal of directors at ATI level. While the Class V ordinary share does not carry any direct economic rights, it does carry voting rights equal to 26% which will ratchet up to 51% voting rights upon occurrence of extraordinary events at the ATI level. All of the shares of Amalgamation Sub that were issued and outstanding immediately prior to the effective time of the Business Combination were converted into a number of newly issued AARK ordinary shares. In accordance with principles of Financial Accounting Standards Board’s Accounting Standards Codification Topic 805, Business Combinations (“ASC 805”) and based on the economic interest held by the shareholders post the Business Combination as well as the underlying rights, it was assessed that AARK is the accounting acquirer and WWAC is the accounting acquiree. The Business Combination closed on November 6, 2023 (“Closing Date”) and resulted in ATI owning 38.24% of the issued and outstanding shares of AARK and the Sole Shareholder of AARK owning the balance 61.76%. Pursuant to the Business Combination, ATI has a right to appoint two out of the three directors on the Board of AARK and therefore has an ability to control the activities undertaken by AARK in ordinary course of business, resulting in AARK being classified as a subsidiary of ATI. Finally, the Business Combination has been accounted for as reverse recapitalization. Refer to the section “Reverse Recapitalization” below for details.

Reverse Recapitalization

As mentioned above – Demerger and Business Combination, the Business Combination was closed on November 6, 2023 and has been accounted for as a reverse recapitalization because AARK has been determined to be the accounting acquirer under ASC 805 based on the evaluation of the following facts and circumstances taken into consideration:

●	The Sole Shareholder, who controlled AARK prior to the Business Combination, will retain a majority of the outstanding shares of ATI after giving effect to the Exchange Agreements. The Exchange Agreements are further discussed in Note 22;

●	AARK has the ability to elect a majority of the members of ATI’s governing body;

●	AARK’s executive team makes up the executive team of ATI;

●	AARK represents an operating entity (group) with operating assets, revenues, and earnings significantly larger than WWAC.

Under a reverse recapitalization, while WWAC was the legal acquirer, it has been treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of pre-combination AARK issuing stock for the net assets of WWAC, accompanied by a recapitalization. The net assets of WWAC have been stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of pre-combination AARK and relate to the management consulting business.

Immediately following the Business Combination, there were 15,257,666 Class A ordinary shares outstanding with a par value of $0.0001 per share. Additionally, there were 9,527,810 Private Placement Warrants (defined below) and 11,499,991 Public Warrants (defined below) outstanding with a right to purchase 21,027,801 Class A ordinary shares.

Upon closing of the Business Combination, the total number of ATI’s Class A ordinary shares issued and outstanding was 15,257,666. Further, certain Class A ordinary shareholders entered into non-redemption agreements executed on November 3, 2023 and November 5, 2023, to reverse redemptions for an aggregate of 1,652,892 Class A ordinary shares while waiving their right to receive any “Bonus Shares” issued under the Merger Agreement. In connection with the closing, holders of 2,697,052 Class A ordinary shares of WWAC were redeemed at a price per share of approximately $10.69. AARK incurred approximately $3,697 in transaction costs relating to the Business Combination and recorded those costs against additional paid-in capital in the consolidated balance sheet.

The number of Class A ordinary shares issued and outstanding immediately following the consummation of the Business Combination were:

Public Shareholders (Redeemable Class A ordinary shares), including Bonus Shares(1)	3,157,469
Shares held by Worldwide Webb Acquisition Sponsor, LLC (the “Sponsor”) and other initial holders(2)(3)	2,750,000
Shares held by Innovo Consultancy DMCC(4)	5,638,530
Shares held by FPA Holders(5)	3,711,667
Total(6)	15,257,666

(1)	Includes 87,133 Bonus Shares issued to the Company’s public shareholders and 1,024,335 “Extension Shares” issued to certain holders of Class A ordinary shares (the “Holders”) in accordance with the Non-Redemption Agreement entered into between WWAC, the Sponsor, and the Holders of Class A ordinary shares. Also includes 288,333 shares purchased by the Forward Purchase Agreement holders in the open market or via redemption reversals prior to the consummation of the Business Combination.

(2)	Includes 1,500,000 Class A ordinary shares issued to the Sponsor and 1,250,000 Class A ordinary shares issued to certain anchor investors upon conversion of Class B ordinary shares concurrently with the consummation of the Business Combination. 3,000,000 Class B ordinary shares were forfeited by the Sponsor upon the consummation of the Business Combination.
(3)	Does not include (i) 1,500,000 Class B ordinary shares forfeited upon the consummation of the Business Combination, or (ii) 1,500,000 Class B ordinary shares forfeited pursuant to a Support Agreement with the Sponsor.
(4)	Includes (i) 3,000,000 Class A Shares reissued against 3,000,000 Class B Shares forfeited by the Sponsor upon consummation of the Business Combination as per (2) above, and (ii) 2,638,530 remaining Bonus Shares issued to Innovo.
(5)	Represents a new issuance of Class A ordinary shares to the Forward Purchase Agreement holders in accordance with the Forward Purchase Agreement.
(6)	Does not include 10,000 AARK ordinary shares and 655,788 ordinary shares of Aeries Technology Group Business Accelerators Private Limited that represent noncontrolling interest in AARK. These shares will be exchangeable (together with the proportionate reduction in the voting power of the Class V ordinary share, and in the case of the exchange of all AARK ordinary shares, the forfeiture and cancellation of the Class V ordinary share) into shares in ATI in connection with the Exchange Agreements, which is further discussed in Note 19.

The following table reconciles the elements of the Business Combination to the change in net shareholders’ investment and additional paid-in capital on the consolidated statement of changes in redeemable noncontrolling interest and shareholders’ equity (deficit) for the year ended March 31, 2024:

Schedule of cash and net liabilities assumed pursuant to Business Combination	Amount
Balance in Company trust account	40,402
Less: Outflow on account of redemption payments	(18,795)
Less: Prepayment for recycle share under forward purchase agreement	(3,083)
Less: Payments under Non-redemption agreements	(9,672)
Less: Payment to Continental Stock Transfer for services provided in relation to the Business Combination	(186)
Net cash acquired in Business Combination	8,666
Less: Assumed net liabilities of ATI on Closing Date(1)	(38,994)
Less: Pre-combination transaction costs	(3,697)
Less: Transferred to Redeemable Noncontrolling Interest (“NCI”) pursuant to Business Combination	(4,465)
Less: Par value of Class A ordinary shares issued	(2)
Net charge to Additional paid-in-capital as a result of the Business Combination reported in Shareholders’ equity (deficit)	(38,492)

(1)	Includes liability pursuant to warrants and Forward Purchase Agreements. Refer Note 20 for details

As a result of the Business Combination, the Company’s Class A ordinary shares trades under the ticker symbol “AERT” and its public warrants (the “Public Warrants”) trade under the ticker symbol “AERTW” on the Nasdaq Stock Market. Prior to the consummation of the Business Combination, the Company’s Class A ordinary shares were traded on the Nasdaq Stock Market under the symbol “WWAC.”